CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 29, 2021	Dec. 31, 2020		Nov. 17, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 65,475,000				$ 62,676,000			$ 11,956,000	$ 26,441,000
Prepaid expenses	385,000				203,000
Total Current Assets	76,306,000				68,334,000				27,961,000
TOTAL ASSETS	81,368,000				71,526,000				30,571,000
Current liabilities
Total Current Liabilities	13,814,000				4,116,000				1,789,000
TOTAL LIABILITIES	14,332,000				4,294,000
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively					128,286,000				68,646,000
Shareholders' (Deficit) Equity
Additional paid-in capital	9,173,000				10,415,000				8,178,000
Accumulated deficit	(110,235,000)				(71,469,000)				(48,042,000)
Total Shareholders' (Deficit) Equity	(101,061,000)				(61,054,000)			$ (55,008,000)	(39,864,000)	$ (27,081,000)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	81,368,000				71,526,000				$ 30,571,000
HEALTHCOR CATALIO ACQUISITION CORP
Current assets
Cash	525,404
Prepaid expenses	402,195
Total Current Assets	927,599
Deferred offering costs					304,412
Marketable securities held in Trust Account	207,014,497
TOTAL ASSETS	207,942,096				304,412
Current liabilities
Accounts payable and accrued expenses	1,938,902
Accrued offering costs	7,515				246,037
Promissory note - related party					38,375
Total Current Liabilities	1,946,417				284,412
Deferred underwriting fee payable	7,245,000			$ 7,245,000	7,245,000
TOTAL LIABILITIES	9,191,417				284,412
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Ordinary shares		$ 61	$ 61	61
Additional paid-in capital		0	0	0	24,482
Accumulated deficit	(8,249,900)	(7,352,147)	(5,918,253)	(5,769,486)	(5,000)
Total Shareholders' (Deficit) Equity	(8,249,321)	(7,351,568)	(5,917,674)	(5,768,907)	20,000		$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	207,942,096				304,412
Class A Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Current liabilities
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	207,000,000
Shareholders' (Deficit) Equity
Ordinary shares	61				0
Class A Ordinary Shares Subject to Redemption | HEALTHCOR CATALIO ACQUISITION CORP
Current liabilities
Class A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectivelyClass A ordinary shares subject to possible redemption 20,700,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively		$ 207,000,000	$ 207,000,000	$ 207,000,000
Class B Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Shareholders' (Deficit) Equity
Ordinary shares	$ 518				$ 518	[1]

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.